Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finished goods	$ 1,757	$ 1,193
Work in process	562	703
Raw materials	2,299	2,505
Total	$ 4,618	$ 4,401